Consolidated Balance Sheet Components	9 Months Ended
Mar. 31, 2023
Consolidated Balance Sheet Components
Consolidated Balance Sheet Components

4. Consolidated Balance Sheet Components

Inventories

Inventories consisted of the following:

	As of March 31, 2023	As of June 30, 2022
Finished goods	$395	$869
Total inventories	$395	$869

Investments in Non-Affiliates

In December 2022, the Company entered into a simple agreement for future equity (SAFE) with a non-affiliated entity, with the Company making a $2.0 million investment in the entity. The non-affiliated entity is a closely held early stage technology company, focused on the research and development of voice-related AI products, which to date has been financed through equity and other SAFE investments. The Company’s investment was made to provide further financing to the non-affiliated entity’s research and development efforts. The investment does not provide for the voluntary right to redeem or automatic redemption on a stated date, nor does the Company have the right to voluntarily convert. Rather under a defined next financing, liquidity event, or dissolution conditions of the non-affiliated entity, the investment will either be converted into a future series of preferred stock of the issuer or may be redeemed for cash.

The Company has determined that the Company’s investment in the non-affiliate is an equity security, whereby such investment does not give the Company a controlling financial interest or significant influence over the investee. Further, the Company has determined that the Company’s investment in the non-affiliated entity represents an interest in a variable interest entity (“VIE”), for which the Company has determined it is not the primary beneficiary of such non-affiliated entity. Based on the Company’s knowledge and interaction with the non-affiliated entity, in the Company’s judgment, the activities that most significantly impact the non-affiliated entity’s economic performance are those related to the governance and management decisions regarding operations risk. The Company has determined that it does not have the power to direct such activities, because it has no participation on the board of directors of the VIE or through other ways to influence such activities. Accordingly, the Company has accounted for the investment as a financial instrument without a readily determinable fair value. Such investment is recorded using the measurement alternative for investments without readily determinable fair values, whereby the investment is measured at cost less any impairment recorded or adjustments for observable price changes. During the period ended March 31, 2023, no impairments or observable price changes were identified or recorded. The Company considers the cost of the investment to be the maximum exposure to loss as a result of its involvement with the non-affiliated entity.

Property and Equipment, net

Property and equipment, net consisted of the following:

	As of March 31, 2023	As of June 30, 2022
Tablets	$5,758	$5,663
Computer equipment	625	519
Software	4	562
Total property and equipment	6,387	6,744
Less: accumulated depreciation	(5,172)	(4,769)
Property and equipment, net	$1,215	$1,975

Depreciation expense was $0.4 million and $1.0 million for the three and nine months ended March 31, 2023, respectively, and $0.2 million and $1.2 million for the three and nine months ended March 31, 2022, respectively.

Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of March 31, 2023	As of June 30, 2022
Capitalized software	$7,574	$3,135
Developed technology	1,300	1,300
Domain name	151	151
Intangible assets, gross	9,025	4,586
Less: accumulated amortization	(589)	(360)
Intangible assets, net	$8,436	$4,226

Intangible assets have weighted-average amortization periods as follows:

Years
Capitalized software	4
Developed technology	4
Domain Name	15

Amortization expense of intangible assets was $0.1 million and $0.3 million for the three and nine months ended March 31, 2023, respectively, and was less than $20 thousand and $70 thousand for the three and nine months ended March 31, 2022, respectively. Within capitalized software as of March 31, 2023 and June 30, 2022, $7.3 million and $2.8 million are in-process capitalized software costs, respectively, and accordingly, the amortization of such costs are excluded from the table below. During the nine months ended March 31, 2022, the Company recognized a loss on impairment of $0.1 million related to its capitalized software in cost of revenue in the Company’s condensed consolidated statement of operations and comprehensive loss.

Total future amortization expense for intangible assets was estimated as follows:

Remainder of 2023	$84
2024	335
2025	335
2026	308
2027	10
Thereafter	56
Total	$1,128

Accrued Liabilities

Accrued liabilities consisted of the following:

	As of March 31, 2023	As of June 30, 2022
Accrued expenses	$585	$2,176
Accrued vacation	954	874
Accrued payroll	672	1,686
Operating lease liability, current	340	—
Accrued interest	371	402
Accrued repair cost (Refer to Note 8)	311	724
Accrued sales tax	114	86
Accrued other	805	267
Total accrued liabilities	$4,152	$6,215

Other Long-term Liabilities

Other long-term liabilities consisted of the following:

	As of March 31, 2023	As of June 30, 2022
Unvested founder shares liability	$196	$—
Operating lease liability, net of current portion	230	—
Total other long-term liabilities	$426	$—